Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Basic weighted average number of shares outstanding	443,407	441,961
Diluted weighted average number of shares outstanding	443,862	442,442
Share purchase options [member]
Earnings per share [line items]
Restricted share units	81	197
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	374	284